                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-02145

                      LORD ABBETT BOND-DEBENTURE FUND, INC.
               (Exact name of Registrant as specified in charter)

                  90 Hudson Street, Jersey City, NJ         07302
              (Address of principal executive offices)   (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2006

ITEM 1:   REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

LORD ABBETT

2006 SEMIANNUAL REPORT

LORD ABBETT BOND DEBENTURE FUND

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2006

--------------------------------------------------------------------------------

LORD ABBETT BOND DEBENTURE FUND
SEMIANNUAL REPORT

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2006

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett Bond Debenture Fund's performance for the six month period ended June 30, 2006. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.LordAbbett.com, where you also can access the quarterly commentaries of the Fund's portfolio managers.

     General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in LORD ABBETT INSIGHTS, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 800-821-5129 and speak to one of our professionals if you would like more information.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,


/s/ ROBERT S. DOW
------------------------------------
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: The Federal Reserve Board (the Fed) continued its measured pace of interest rate hikes, raising the fed funds rate in 0.25% increments in January, March, May, and June, bringing the rate to 5.25% at the end of the six month period. The June 29, 2006, interest rate hike marked the seventeenth quarter-point increase since June 2004. Longer-term rates rose also, with the yield on the 30-year Treasury bond reaching its highest level in nearly two years on higher energy costs and fears of increasing inflation.

     Despite a weak bond market, high yield and convertible securities managed to advance. These securities tend to be less sensitive to interest rate movements than more traditional fixed income investments, and thus were less affected by the bond market's decline. Convertible and high yield securities do tend to be more sensitive to economic activity, and these securities benefited from the continued economic strength and low credit default rates of the past two quarters.

Q: HOW DID THE FUND PERFORM OVER THE SIX MONTH PERIOD ENDED JUNE 30, 2006?

A: The Fund returned 2.2%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Lehman Brothers U.S. Aggregate Bond Index,1 which returned -0.7% over the same period. AVERAGE ANNUAL TOTAL

--------------------------------------------------------------------------------

RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 4.75% SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS
ARE: 1 YEAR: -0.75%, 5 YEARS: 5.32%, AND 10 YEARS: 5.74%.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT WWW.LORDABBETT.COM.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The greatest contributor to performance in the period, relative to the Fund's benchmark, was the portfolio's holdings of high yield securities. Convertible securities also added to performance, as did the portfolio's equity holdings. Both high yield bonds and convertible securities outperformed investment-grade bonds in the period. Within the investment-grade sector, the portfolio's holdings in mortgage-backed securities also helped relative performance, as mortgages outperformed both investment-grade corporate bonds and U.S. Treasury bonds. Detracting from performance relative to the Fund's benchmark in the high yield bond sector was the portfolio's underweight position in CCC rated securities and preference for higher rated securities. Triple Cs outperformed both BB and B rated securities during the period.

     In the convertible securities sector, drug manufacturer Celgene Corp. made the greatest individual contribution to performance, followed by Schlumberger Ltd., an oil field services company; Hanover Compressor, a firm that rents and repairs compressors for the oil and gas industries; and Apogent Technologies, a manufacturer of laboratory products for the clinical and industrial markets. Detracting from performance in the convertible securities sector were Teva Pharmaceutical Finance, the finance arm of the Israeli-based pharmaceutical firm; CV Therapeutics, a developer of molecular cardiology products; Openwave Sytems, a software and services provider to the telecommunications business; and The Interpublic Group of Companies, an advertising and marketing services firm.

     Contributing to performance in the high yield bond sector were auto manufacturer General Motors Corp.; Ineos Group Holdings, a diversified chemical company; and global communications and information services company Level 3 Communications and its financing arm, Level 3 Financing. Detracting from performance in the high yield bond sector were: Dole Food Co., a major food processor firm; Chesapeake Energy Corp., an independent explorer and production company focusing on natural gas; Ainsworth Lumber Co., a producer of lumber, plywood and flooring; and hospital operator HCA Inc.

     In the investment-grade sector, as mentioned earlier, the portfolio's holdings in the mortgage-backed securities market contributed to performance relative to the benchmark. The greatest single contributor to performance in the investment-grade sector was Airgate PCS Inc., a wireless telecommunications company. Also adding to performance were Corning Inc., a provider of optical fiber, cable, and communications network equipment; Alamosa Holdings, a wireless communications company; and Cummins, Inc., a manufacturer of large diesel engines. Detracting from performance were gaming company Harrah's; utility company PG&E Corp.; Freescale Semiconductor, a manufacturer of microchips; and Wells Fargo & Co., the nation's fifth largest bank.

     The Fund also participates in the equity market. Contributing to performance in the equity sector were Archer Daniels Midland, a processor of oilseeds, corn, and wheat; Qwest Communications International, a provider of long-distance telephone, as well as broadband data, voice, and video services; BEA Systems, a provider of application server software; and Mentor Graphics Corp., a provider of electronic design automation software and systems. Detracting from performance in the equity sector were Comverse Technology, a manufacturer of communication systems and software; Amgen Inc., a biotech drug manufacturer; Sun Microsystems, a maker of UNIX-based servers used to power corporate computer networks and Websites; and utility company TECO Energy, Inc.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

NOTE: Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC. Please see section "Your Investment - Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The Lehman Brothers U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The index covers the investment-grade, fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

     Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2006; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 through June 30, 2006).

ACTUAL EXPENSES

     For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 1/1/06 - 6/30/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5.0% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5.0% hypothetical example with the 5.0% hypothetical examples that appear in the shareholder reports of the other funds.

===============================================================================

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                    EXPENSES
                                           BEGINNING     ENDING    PAID DURING
                                            ACCOUNT     ACCOUNT      PERIOD+
                                             VALUE       VALUE     -----------
                                           ---------   ---------     1/1/06 -
                                            1/1/06      6/30/06      6/30/06
                                           ---------   ---------   -----------
CLASS A
Actual                                     $1,000.00   $1,021.80      $4.96
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,019.88      $4.96
CLASS B
Actual                                     $1,000.00   $1,019.60      $8.21
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,016.64      $8.20
CLASS C
Actual                                     $1,000.00   $1,019.70      $8.21
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,016.64      $8.20
CLASS P
Actual                                     $1,000.00   $1,022.20      $5.47
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,019.37      $5.46
CLASS Y
Actual                                     $1,000.00   $1,023.70      $3.21
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,021.61      $3.21

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.99% for Class A, 1.64% for Classes B and C, 1.09% for Class P and 0.64% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

===============================================================================

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
JUNE 30, 2006

SECTOR*                       %**
Agency                       7.34%
Banking                      1.20%
Basic Industry               7.42%
Brokerage                    0.42%
Capital Goods                5.55%
Communications               0.14%
Consumer Cyclical            5.92%
Consumer Non-Cyclical        6.83%
Energy                       8.79%
Finance & Investment         1.21%
Government Guaranteed        2.31%
Insurance                    0.37%
Media                        9.23%
Mortgage Backed              1.43%
Services Cyclical           11.69%
Services Non-Cyclical        4.92%
Technology & Electronics     4.79%
Telecommunications           5.47%
Utility                      5.31%
Short-Term Investments       9.66%
Total                      100.00%

*    A sector may comprise several industries.

**   Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006

                                                            SHARES      U.S. $
INVESTMENTS                                                  (000)      VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 96.90%
COMMON STOCKS 5.35%
AEROSPACE/DEFENSE 0.11%
EDO CORP.                                                      350   $ 8,519,000
                                                                     -----------
AGRICULTURE 0.14%
ARCHER DANIELS MIDLAND CO.                                     250    10,320,000
                                                                     -----------
BANKING 0.23%
WACHOVIA CORP.                                                 325    17,576,000
                                                                     -----------
BEVERAGE 0.32%
COCA-COLA CO. (THE)                                            150     6,453,000
PEPSICO, INC.                                                  300    18,012,000
                                                                     -----------
TOTAL                                                                 24,465,000
                                                                     -----------
BROKERAGE 0.11%
FRANKLIN RESOURCES, INC.                                        94     8,125,677
                                                                     -----------
CHEMICALS 0.38%
LYONDELL CHEMICAL CO.                                          325     7,364,500
PRAXAIR, INC.                                                  400    21,600,000
                                                                     -----------
TOTAL                                                                 28,964,500
                                                                     -----------
COMPUTER HARDWARE 0.08%
SUN MICROSYSTEMS, INC.*                                      1,500     6,225,000
                                                                     -----------
DIVERSIFIED CAPITAL GOODS 0.32%
3M CO.                                                         300    24,231,000
                                                                     -----------
ELECTRIC - INTEGRATED 0.68%
NISOURCE, INC.                                                 600    13,104,000
NORTHEAST UTILITIES SYSTEM CO.                               1,000    20,670,000
TECO ENERGY, INC.                                            1,200    17,928,000
                                                                     -----------
TOTAL                                                                 51,702,000
                                                                     -----------
ELECTRONICS 0.37%
EMERSON ELECTRIC CO.                                           300    25,143,000
MENTOR GRAPHICS CORP.*                                         250     3,245,000
                                                                     -----------
TOTAL                                                                 28,388,000
                                                                     -----------


                       SEE NOTES TO FINANCIAL STATEMENTS.                      7

JUNE 30, 2006

                                                            SHARES      U.S. $
INVESTMENTS                                                  (000)      VALUE
--------------------------------------------------------------------------------
ENERGY - EXPLORATION & PRODUCTION 0.40%
DEVON ENERGY CORP.                                             350   $21,143,500
EXXON MOBIL CORP.                                              150     9,202,500
                                                                     -----------
TOTAL                                                                 30,346,000
                                                                     -----------
FOOD - WHOLESALE 0.31%
CONAGRA FOODS, INC.                                            400     8,844,000
KELLOGG CO.                                                    300    14,529,000
                                                                     -----------
TOTAL                                                                 23,373,000
                                                                     -----------
INTEGRATED ENERGY 0.16%
CHEVRON CORP.                                                  200    12,412,000
                                                                     -----------
MACHINERY 0.12%
ROPER INDUSTRIES, INC.                                         200     9,350,000
                                                                     -----------
MEDIA - BROADCAST 0.10%
CLEAR CHANNEL COMMUNICATIONS, INC.                             250     7,737,500
                                                                     -----------
NON-ELECTRIC UTILITIES 0.17%
NATIONAL FUEL GAS CO.                                          300    10,542,000
SEMCO ENERGY, INC.*                                            489     2,717,622
                                                                     -----------
TOTAL                                                                 13,259,622
                                                                     -----------
PHARMACEUTICALS 0.57%
AMGEN, INC.*                                                   175    11,415,250
CV THERAPEUTICS, INC.*                                         100     1,397,000
MERCK & CO., INC.                                              375    13,661,250
MYLAN LABORATORIES, INC.                                       400     8,000,000
PFIZER, INC.                                                   400     9,388,000
                                                                     -----------
TOTAL                                                                 43,861,500
                                                                     -----------
RESTAURANTS 0.13%
MCDONALD'S CORP.                                               300    10,080,000
                                                                     -----------
SOFTWARE/SERVICES 0.09%
BEA SYSTEMS, INC.*                                             525     6,872,250
                                                                     -----------
SUPPORT - SERVICES 0.07%
CRA INT'L., INC.*                                              125     5,642,500
                                                                     -----------


8                      SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                           SHARES       U.S. $
INVESTMENTS                                                 (000)       VALUE
--------------------------------------------------------------------------------
TELECOM - INTEGRATED/SERVICES 0.33%
QWEST COMMUNICATIONS INT'L., INC.*                            801   $  6,480,074
SPRINT NEXTEL CORP.                                           350      6,996,500
VERIZON COMMUNICATIONS, INC.                                  350     11,721,500
                                                                    ------------
TOTAL                                                                 25,198,074
                                                                    ------------
TELECOMMUNICATIONS EQUIPMENT 0.16%
AVAYA INC.*                                                   750      8,565,000
COMVERSE TECHNOLOGY, INC.*                                    200      3,954,000
                                                                    ------------
TOTAL                                                                 12,519,000
                                                                    ------------
TOTAL COMMON STOCKS (cost $363,556,276)                              409,167,623
                                                                    ============

                                                          PRINCIPAL
                                    INTEREST   MATURITY     AMOUNT
                                      RATE       DATE       (000)
                                    -------------------------------
CONVERTIBLE NOTES & BONDS 9.78%
AEROSPACE/DEFENSE 1.04%
ALLIANT TECHSYSTEMS, INC.^           2.75%     2/15/2024    $15,000   16,143,750
EDO CORP.                            4.00%    11/15/2025     15,000   14,681,250
L-3 COMMUNICATIONS CORP.^            3.00%      8/1/2035     15,000   14,700,000
LOCKHEED MARTIN CORP.^               4.92%#    8/15/2033     30,000   34,246,800
                                                                      ----------
TOTAL                                                                 79,771,800
                                                                      ----------
BROKERAGE 0.21%
MORGAN STANLEY+                      1.00%     3/30/2012     15,000   16,104,000
                                                                      ----------
BUILDING & CONSTRUCTION 0.58%
FLUOR CORP.^                         1.50%     2/15/2024     26,000   44,037,500
                                                                      ----------
COMPUTER HARDWARE 0.22%
INTEL CORP.^                         2.95%    12/15/2035     20,000   16,925,000
                                                                      ----------
ELECTRONICS 0.68%
CYPRESS SEMICONDUCTOR CORP.^         1.25%     6/15/2008     12,500   14,265,625
FLIR SYSTEMS, INC.^                  3.00%      6/1/2023     12,500   15,062,500
MILLIPORE CORP.+                     3.75%      6/1/2026     12,500   12,390,625
RF MICRO DEVICES, INC.^              1.50%      7/1/2010     10,000    9,950,000
                                                                      ----------
TOTAL                                                                 51,668,750
                                                                      ----------


                       SEE NOTES TO FINANCIAL STATEMENTS.                      9

JUNE 30, 2006

                                                                         PRINCIPAL
                                                 INTEREST     MATURITY     AMOUNT       U.S. $
INVESTMENTS                                        RATE         DATE       (000)        VALUE
------------------------------------------------------------------------------------------------
GAMING 0.23%
INTERNATIONAL GAME TECHNOLOGY                  Zero Coupon   1/29/2033    $22,000    $17,765,000
                                                                                     -----------
GAS DISTRIBUTION 0.05%
NORTHERNSTAR NATURAL GAS+                          5.00%#    5/15/2013      4,000      3,980,000
                                                                                     -----------
HEALTH SERVICES 0.79%
FISHER SCIENTIFIC INT'L., INC.^                    3.25%      3/1/2024     10,000     11,175,000
INVITROGEN CORP.^                                  1.50%     2/15/2024     20,000     16,850,000
INVITROGEN CORP.^                                  3.25%     6/15/2025      7,500      7,068,750
MANOR CARE, INC.                                  2.125%#     8/1/2035     11,500     12,937,500
SFBC INT'L., INC.                                  2.25%     8/15/2024     14,500     12,379,375
                                                                                     -----------
TOTAL                                                                                 60,410,625
                                                                                     -----------
HOTELS 0.29%
HILTON HOTELS CORP.^                              3.375%     4/15/2023     17,000     22,397,500
                                                                                     -----------
INVESTMENTS & MISC. FINANCIAL SERVICES 0.66%
AMERICAN EXPRESS CO.^                              1.85%     12/1/2033     20,000     20,575,000
LEHMAN BROTHERS HOLDINGS, INC.                     0.25%      7/7/2011     11,000     11,990,000
LEHMAN BROTHERS HOLDINGS, INC.                     0.25%     12/8/2012     18,000     17,685,000
                                                                                     -----------
TOTAL                                                                                 50,250,000
                                                                                     -----------
MEDIA - BROADCAST 0.33%
SINCLAIR BROADCAST GROUP, INC.                    4.875%#    7/15/2018     10,000      8,725,000
SINCLAIR BROADCAST GROUP, INC.                     6.00%     9/15/2012     18,970     16,503,900
                                                                                     -----------
TOTAL                                                                                 25,228,900
                                                                                     -----------
MEDIA - DIVERSIFIED 0.88%
LIBERTY MEDIA CORP.                                3.25%     3/15/2031     45,000     34,312,500
WALT DISNEY CO. (THE)^                            2.125%     4/15/2023     30,000     33,187,500
                                                                                     -----------
TOTAL                                                                                 67,500,000
                                                                                     -----------
OIL FIELD EQUIPMENT & SERVICES 0.71%
HANOVER COMPRESSOR CO.                             4.75%     1/15/2014     10,000     14,300,000
SCHLUMBERGER LTD. (NETHERLANDS ANTILLES)^(b)       1.50%      6/1/2023     22,000     40,040,000
                                                                                     -----------
TOTAL                                                                                 54,340,000
                                                                                     -----------
PHARMACEUTICALS 1.14%
CELGENE CORP.^                                     1.75%      6/1/2008      4,000     15,720,000
CV THERAPEUTICS, INC.^                             3.25%     8/16/2013     15,000     12,693,750


10                      SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                                                 PRINCIPAL
                                                        INTEREST     MATURITY      AMOUNT       U.S. $
INVESTMENTS                                               RATE         DATE        (000)        VALUE
---------------------------------------------------------------------------------------------------------
MGI PHARMA, INC.                                         1.682%       3/2/2024    $25,000    $ 16,875,000
TEVA PHARMACEUTICAL FINANCE B.V. (ISRAEL)(b)             0.375%     11/15/2022     22,500      33,131,250
WATSON PHARMACEUTICALS, INC.                              1.75%      3/15/2023     10,000       8,825,000
                                                                                             ------------
TOTAL                                                                                          87,245,000
                                                                                             ------------
SOFTWARE/SERVICES 1.01%
CADENCE DESIGN SYSTEMS, INC.^                         Zero Coupon    8/15/2023     20,000      22,950,000
DST SYSTEMS, INC.                                        4.125%      8/15/2023     20,000      26,550,000
MANUGISTICS GROUP, INC.                                   5.00%      11/1/2007     15,000      14,981,250
OPENWAVE SYSTEMS, INC.^                                   2.75%       9/9/2008     12,500      12,671,875
                                                                                             ------------
TOTAL                                                                                          77,153,125
                                                                                             ------------
SUPPORT - SERVICES 0.26%
CHARLES RIVER ASSOC., INC.                               2.875%      6/15/2034     15,000      19,706,250
                                                                                             ------------
TELECOM - WIRELESS 0.13%
NEXTEL COMMUNICATIONS, INC.                               5.25%      1/15/2010     10,000       9,712,500
                                                                                             ------------
TELECOMMUNICATIONS 0.15%
LIBERTY MEDIA CORP. CLASS A^                              3.50%      1/15/2031     12,000      11,445,000
                                                                                             ------------
TELECOMMUNICATIONS EQUIPMENT 0.34%
LSI LOGIC CORP.^                                          4.00%      5/15/2010     25,000      25,531,250
                                                                                             ------------
THEATERS & ENTERTAINMENT 0.08%
LIONS GATE ENTERTAINMENT CORP.(b)                        3.625%      3/15/2025      7,500       6,412,500
                                                                                             ------------
TOTAL CONVERTIBLE NOTES & BONDS (cost $708,475,351)                                           747,584,700
                                                                                             ============

                                                                                   SHARES
                                                                                   (000)
                                                                                 ---------
CONVERTIBLE PREFERRED STOCKS 3.28%
AGENCY 0.12%
FEDERAL NATIONAL MORTGAGE ASSOC.                         5.375%                     --(d)       9,287,663
                                                                                             ------------
AUTOMOTIVE 0.06%
FORD MOTOR CO. CAPITAL TRUST II                           6.50%                    175          4,865,000
                                                                                             ------------
BANKING 0.33%
MARSHALL & ILSLEY CORP.                                   6.50%                    950         25,526,500
                                                                                             ------------


                        SEE NOTES TO FINANCIAL STATEMENTS.                    11

JUNE 30, 2006

                                                         INTEREST   SHARES      U.S. $
INVESTMENTS                                                RATE      (000)      VALUE
-----------------------------------------------------------------------------------------
BEVERAGE 0.15%
CONSTELLATION BRANDS, INC.                                 5.75%      300    $ 11,145,000
                                                                             ------------
BROKERAGE 0.27%
MORGAN STANLEY+                                            9.50%      150       9,978,750
MORGAN STANLEY+                                            7.60%      144      10,692,278
                                                                             ------------
TOTAL                                                                          20,671,028
                                                                             ------------
ELECTRIC - GENERATION 0.47%
NRG ENERGY, INC.                                           5.75%       60      14,886,562
PNM RESOURCES, INC.                                        6.75%      425      20,867,500
                                                                             ------------
TOTAL                                                                          35,754,062
                                                                             ------------
FOOD & DRUG RETAILERS 0.10%
ALBERTSON'S, INC.                                          7.25%      300       7,554,000
                                                                             ------------
GAS DISTRIBUTION 0.25%
EL PASO CORP.                                              4.99%       15      19,389,375
                                                                             ------------
INTEGRATED ENERGY 0.52%
WILLIAMS COS., INC. (THE)                                  5.50%      360      39,780,000
                                                                             ------------
LIFE INSURANCE 0.35%
METLIFE, INC.                                             6.375%      960      26,467,200
                                                                             ------------
PHARMACEUTICALS 0.40%
SCHERING-PLOUGH CORP.                                      6.00%      600      30,198,000
                                                                             ------------
PRINTING & PUBLISHING 0.21%
INTERPUBLIC GROUP OF COS. INC.  SERIES A (THE)            5.375%      500      16,000,000
                                                                             ------------
PROPERTY & CASUALTY INSURANCE 0.05%
XL CAPITAL LTD. CLASS A (BERMUDA)(b)                       6.50%      200       4,174,000
                                                                             ------------
TOTAL CONVERTIBLE PREFERRED STOCKS (cost $246,621,667)                        250,811,828
                                                                             ============


12                     SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                                        PRINCIPAL
                                                INTEREST    MATURITY      AMOUNT       U.S. $
INVESTMENTS                                       RATE        DATE        (000)        VALUE
------------------------------------------------------------------------------------------------
GOVERNMENT SPONSORED ENTERPRISES  BONDS 2.11%
FEDERAL HOME LOAN MORTGAGE CORP.                  5.75%     4/15/2008    $85,000    $ 85,409,190
FEDERAL NATIONAL MORTGAGE ASSOC.                 6.625%    10/15/2007     75,000      76,035,225
                                                                                    ------------
TOTAL GOVERNMENT SPONSORED ENTERPRISES BONDS (cost $164,068,987)                     161,444,415
                                                                                    ============
GOVERNMENT SPONSORED ENTERPRISES  PASS-THROUGHS 6.91%
FEDERAL NATIONAL MORTGAGE ASSOC.                  7.00%      3/1/2032      4,722       4,838,900
FEDERAL NATIONAL MORTGAGE ASSOC.                  5.50%      2/1/2033     37,866      36,546,148
FEDERAL NATIONAL MORTGAGE ASSOC.                  5.50%      7/1/2033     45,136      43,556,812
FEDERAL NATIONAL MORTGAGE ASSOC.                  6.00%     10/1/2033      6,445       6,365,457
FEDERAL NATIONAL MORTGAGE ASSOC.                  6.00%      1/1/2034     18,342      18,115,062
FEDERAL NATIONAL MORTGAGE ASSOC.                  6.00%      2/1/2034     34,146      33,723,427
FEDERAL NATIONAL MORTGAGE ASSOC.                  6.00%      8/1/2034     24,264      23,963,802
FEDERAL NATIONAL MORTGAGE ASSOC.                  6.00%     11/1/2034     54,185      53,455,912
FEDERAL NATIONAL MORTGAGE ASSOC.                  6.00%      2/1/2035     25,547      25,202,782
FEDERAL NATIONAL MORTGAGE ASSOC.                  6.00%      4/1/2035     21,525      21,234,761
FEDERAL NATIONAL MORTGAGE ASSOC.                  6.00%     12/1/2035     24,010      23,658,365
FEDERAL NATIONAL MORTGAGE ASSOC.                  6.00%      1/1/2036     22,613      22,267,149
FEDERAL NATIONAL MORTGAGE ASSOC.                  6.00%      3/1/2036     24,675      24,313,065
FEDERAL NATIONAL MORTGAGE ASSOC.                  6.00%      4/1/2036     98,851      97,340,315
FEDERAL NATIONAL MORTGAGE ASSOC.                  6.50%      2/1/2036     18,555      18,660,931
FEDERAL NATIONAL MORTGAGE ASSOC.                  6.50%      9/1/2035     36,160      36,383,525
FEDERAL NATIONAL MORTGAGE ASSOC.                  6.50%     10/1/2035      3,480       3,501,804
FEDERAL NATIONAL MORTGAGE ASSOC.                  6.50%     12/1/2035     34,361      34,573,640
                                                                                    ------------
TOTAL GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (cost $542,843,682)             527,701,857
                                                                                    ============
HIGH YIELD CORPORATE NOTES & BONDS 66.73%
AEROSPACE/DEFENSE 1.15%
ARMOR HOLDINGS, INC.^                             8.25%     8/15/2013     10,000      10,400,000
DRS TECHNOLOGIES, INC.^                          6.875%     11/1/2013     30,000      29,025,000
ESTERLINE TECHNOLOGIES CORP.^                     7.75%     6/15/2013     16,000      16,280,000
L-3 COMMUNICATIONS CORP.                         6.125%     1/15/2014     14,000      13,370,000
L-3 COMMUNICATIONS CORP.                         6.375%    10/15/2015     11,850      11,376,000
MOOG INC. CLASS A                                 6.25%     1/15/2015      8,000       7,560,000
                                                                                    ------------
TOTAL                                                                                 88,011,000
                                                                                    ============


                       SEE NOTES TO FINANCIAL STATEMENTS.                     13

JUNE 30, 2006

                                                           PRINCIPAL
                                   INTEREST    MATURITY      AMOUNT       U.S. $
INVESTMENTS                          RATE        DATE        (000)         VALUE
-----------------------------------------------------------------------------------
APPAREL/TEXTILES 0.59%
INVISTA+                             9.25%      5/1/2012    $ 25,000   $ 26,375,000
QUIKSILVER, INC.^                   6.875%     4/15/2015      20,000     18,700,000
                                                                       ------------
TOTAL                                                                    45,075,000
                                                                       ------------
AUTO LOANS 2.61%
FORD MOTOR CREDIT CO.^               7.25%    10/25/2011      35,000     31,080,455
FORD MOTOR CREDIT CO.^              7.375%    10/28/2009      35,000     32,381,825
GENERAL MOTORS ACCEPTANCE CORP.^     6.75%     12/1/2014      12,590     11,712,062
GENERAL MOTORS ACCEPTANCE CORP.      7.25%      3/2/2011     128,500    124,702,311
                                                                       ------------
TOTAL                                                                   199,876,653
                                                                       ------------
AUTO PARTS & EQUIPMENT 1.05%
ACCURIDE CORP.^                      8.50%      2/1/2015      10,050      9,698,250
COOPER-STANDARD AUTOMOTIVE, INC.    8.375%    12/15/2014      20,000     15,875,000
CUMMINS, INC.^                       9.50%     12/1/2010      16,650     17,622,760
STANADYNE CORP.
(ZERO COUPON UNTIL 8/15/2009)**     12.00%     2/15/2015      15,000      7,575,000
STANADYNE CORP.^                    10.00%     8/15/2014      10,000      9,400,000
TENNECO INC.^                       8.625%    11/15/2014      20,000     20,050,000
                                                                       ------------
TOTAL                                                                    80,221,010
                                                                       ------------
AUTOMOTIVE 0.47%
GENERAL MOTORS CORP.^                7.20%     1/15/2011      40,000     35,600,000
VENTURE HOLDINGS TRUST(c)            9.50%      7/1/2005      10,000         87,500
                                                                       ------------
TOTAL                                                                    35,687,500
                                                                       ------------
BANKING 0.73%
REGIONS FINANCIAL CORP.              4.50%      8/8/2008      25,000     24,445,300
REGIONS FINANCIAL CORP.^             7.00%      3/1/2011      11,500     12,118,838
WELLS FARGO & CO.                    5.35%      5/6/2018      20,000     19,049,120
                                                                       ------------
TOTAL                                                                    55,613,258
                                                                       ------------
BUILDING & CONSTRUCTION 0.57%
BEAZER HOMES USA, INC.^              6.50%    11/15/2013      10,000      9,100,000
BEAZER HOMES USA, INC.              8.375%     4/15/2012      10,000     10,050,000
STANDARD PACIFIC CORP.^              7.00%     8/15/2015      16,600     14,815,500
WILLIAM LYON HOMES, INC.^           10.75%      4/1/2013      10,000      9,650,000
                                                                       ------------
TOTAL                                                                    43,615,500
                                                                       ------------


14                      SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                           PRINCIPAL
                                   INTEREST    MATURITY      AMOUNT       U.S. $
INVESTMENTS                          RATE        DATE        (000)         VALUE
-----------------------------------------------------------------------------------
CHEMICALS 2.83%
AIRGAS, INC.                          6.25%    7/15/2014     $10,000   $  9,400,000
EQUISTAR CHEMICALS, L.P.^             7.55%    2/15/2026      26,000     25,350,000
HERCULES, INC.                        6.75%   10/15/2029      25,000     23,750,000
HUNTSMAN LLC^                        11.50%    7/15/2012       5,181      5,815,672
IMC GLOBAL, INC.^                    11.25%     6/1/2011      35,000     37,100,000
INEOS GROUP HOLDINGS PLC
(UNITED KINGDOM)+(a)                 7.875%    2/15/2016      10,000     11,959,122
INEOS GROUP HOLDINGS PLC
(UNITED KINGDOM)+^(b)                 8.50%    2/15/2016      15,175     14,283,469
LYONDELL CHEMICAL CO.^               9.625%     5/1/2007       9,100      9,282,000
NALCO CO.^                           8.875%   11/15/2013      12,000     12,150,000
NOVA CHEMICALS CORP. (CANADA)^(b)     6.50%    1/15/2012      12,000     11,100,000
RHODIA S.A. (FRANCE)^(b)             8.875%     6/1/2011      21,031     21,057,289
ROCKWOOD SPECIALTIES GROUP, INC.^     7.50%   11/15/2014      18,250     17,976,250
ROCKWOOD SPECIALTIES GROUP, INC.^   10.625%    5/15/2011       2,916      3,131,055
TERRA CAPITAL, INC.                  11.50%     6/1/2010      13,000     14,235,000
                                                                       ------------
TOTAL                                                                   216,589,857
                                                                       ------------
CONSUMER PRODUCTS 0.86%
ELIZABETH ARDEN, INC.                 7.75%    1/15/2014      25,000     24,687,500
PLAYTEX PRODUCTS, INC.               9.375%     6/1/2011      17,000     17,786,250
RAYOVAC CORP.^                        8.50%    10/1/2013      13,050     11,223,000
SPECTRUM BRANDS, INC.^               7.375%     2/1/2015      15,000     12,262,500
                                                                       ------------
TOTAL                                                                    65,959,250
                                                                       ------------
DIVERSIFIED CAPITAL GOODS 0.43%
PARK-OHIO INDUSTRIES, INC.^          8.375%   11/15/2014      14,200     12,567,000
SENSUS METERING SYSTEMS, INC.^       8.625%   12/15/2013      21,000     20,580,000
                                                                       ------------
TOTAL                                                                    33,147,000
                                                                       ------------
ELECTRIC - GENERATION 2.37%
AES CORP. (THE)                       9.50%     6/1/2009      10,000     10,650,000
DYNEGY HOLDINGS, INC.^               6.875%     4/1/2011      22,000     20,900,000
DYNEGY HOLDINGS, INC.+^              8.375%     5/1/2016      24,750     24,502,500
EDISON MISSION ENERGY+                7.75%    6/15/2016      31,025     30,637,187
MISSION ENERGY HOLDING CO.           13.50%    7/15/2008      16,000     17,920,000
NRG ENERGY, INC.^                     7.25%     2/1/2014      10,000      9,775,000
NRG ENERGY, INC.^                    7.375%     2/1/2016      12,525     12,243,188
RELIANT RESOURCES, INC.^              6.75%   12/15/2014      17,500     16,187,500


                        SEE NOTES TO FINANCIAL STATEMENTS.                    15

JUNE 30, 2006

                                                                  PRINCIPAL
                                          INTEREST    MATURITY      AMOUNT       U.S. $
INVESTMENTS                                 RATE        DATE         (000)       VALUE
------------------------------------------------------------------------------------------
RELIANT RESOURCES, INC.^                     9.50%    7/15/2013    $38,200    $ 38,582,000
                                                                              ------------
TOTAL                                                                          181,397,375
                                                                              ------------
ELECTRIC - INTEGRATED 1.82%
DUKE ENERGY CORP.^                          5.375%     1/1/2009     12,000      11,884,452
MIDWEST GENERATION, LLC^                     8.75%     5/1/2034     25,000      26,625,000
MIRANT AMERICAS GENERAL LLC                 9.125%     5/1/2031     11,075      10,798,125
MIRANT NORTH AMERICA LLC+                   7.375%   12/31/2013     15,225      14,768,250
NEVADA POWER CO.                            5.875%    1/15/2015     15,000      14,300,310
PG&E CORP.^                                  4.80%     3/1/2014     10,000       9,333,140
PPL ENERGY SUPPLY LLC                        6.40%    11/1/2011     12,000      12,168,276
PSEG ENERGY HOLDINGS, INC.^                  8.50%    6/15/2011     22,500      23,737,500
PSEG ENERGY HOLDINGS, INC.^                 8.625%    2/15/2008     15,000      15,450,000
                                                                              ------------
TOTAL                                                                          139,065,053
                                                                              ------------
ELECTRONICS 0.56%
AMKOR TECHNOLOGY, INC.                       9.25%     6/1/2016      9,575       9,120,187
AVAGO TECHNOLOGIES FIN+(b)                 10.125%    12/1/2013      7,000       7,402,500
COMMUNICATIONS & POWER INDUSTRIES, INC.      8.00%     2/1/2012      9,675       9,820,125
FREESCALE SEMICONDUCTOR, INC.^              7.125%    7/15/2014     16,000      16,240,000
                                                                              ------------
TOTAL                                                                           42,582,812
                                                                              ------------
ENERGY - EXPLORATION & PRODUCTION 3.82%
CHESAPEAKE ENERGY CORP.^                     6.25%    1/15/2018     50,000      45,875,000
CHESAPEAKE ENERGY CORP.^                     6.50%    8/15/2017     14,000      12,845,000
CHESAPEAKE ENERGY CORP.^                     7.00%    8/15/2014     31,750      30,876,875
EL PASO PRODUCTION HOLDING CO.               7.75%     6/1/2013     35,000      35,437,500
ENERGY PARTNERS, LTD.                        8.75%     8/1/2010     15,000      14,512,500
FOREST OIL CORP.                             7.75%     5/1/2014      7,000       7,052,500
FOREST OIL CORP.^                            8.00%    6/15/2008     15,000      15,393,750
HOUSTON EXPLORATION CO.                      7.00%    6/15/2013     27,095      26,824,050
KCS ENERGY SERVICES, INC.^                  7.125%     4/1/2012     25,000      23,687,500
KERR-MCGEE CORP.                             6.95%     7/1/2024     15,000      15,152,910
MAGNUM HUNTER RESOURCES CORP.                9.60%    3/15/2012      4,500       4,770,000
POGO PRODUCING CO.^                         6.625%    3/15/2015     26,700      24,797,625
QUICKSILVER RESOURCES, INC.                 7.125%     4/1/2016     12,325      11,616,312
RANGE RESOURCES CORP.^                      7.375%    7/15/2013     22,925      22,867,688
                                                                              ------------
TOTAL                                                                          291,709,210
                                                                              ------------


16                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                                  PRINCIPAL
                                          INTEREST    MATURITY      AMOUNT       U.S. $
INVESTMENTS                                 RATE        DATE        (000)        VALUE
------------------------------------------------------------------------------------------
ENVIRONMENTAL 1.16%
ALLIED WASTE NORTH AMERICA, INC.^           5.75%     2/15/2011    $10,000    $  9,375,000
ALLIED WASTE NORTH AMERICA, INC.^          6.125%     2/15/2014     35,000      31,675,000
ALLIED WASTE NORTH AMERICA, INC.+^         7.125%     5/15/2016     20,000      18,950,000
ALLIED WASTE NORTH AMERICA, INC.^           7.25%     3/15/2015     29,800      28,608,000
                                                                              ------------
TOTAL                                                                           88,608,000
                                                                              ------------
FOOD & DRUG RETAILERS 1.58%
INGLES MARKETS, INC.^                      8.875%     12/1/2011     25,000      26,281,250
JEAN COUTU GROUP (PJC), INC. (THE)(b)       8.50%      8/1/2014      5,000       4,625,000
RITE AID CORP.                             6.875%     8/15/2013     34,000      29,580,000
RITE AID CORP.                             8.125%      5/1/2010     35,150      35,501,500
STATER BROS. HOLDINGS, INC.^               8.125%     6/15/2012     25,000      24,812,500
                                                                              ------------
TOTAL                                                                          120,800,250
                                                                              ------------
FOOD - WHOLESALE 0.75%
CHIQUITA BRANDS INT'L., INC.^               7.50%     11/1/2014      6,895       5,791,800
CORN PRODUCTS INT'L., INC.                  8.25%     7/15/2007     15,000      15,279,915
DOLE FOOD CO.^                              8.75%     7/15/2013     22,500      20,362,500
LAND O'LAKES, INC.                          9.00%    12/15/2010     15,000      15,675,000
                                                                              ------------
TOTAL                                                                           57,109,215
                                                                              ------------
FORESTRY/PAPER 3.34%
ABITIBI-CONSOLIDATED, INC. (CANADA)^(b)     8.55%      8/1/2010     23,606      22,484,715
AINSWORTH LUMBER CO. LTD. (CANADA)^(b)      7.25%     10/1/2012     19,470      16,062,750
BOISE CASCADE, LLC^                        7.125%    10/15/2014     10,000       8,900,000
BOWATER, INC.                               6.50%     6/15/2013     25,000      21,875,000
BUCKEYE TECHNOLOGIES, INC.^                 8.00%    10/15/2010     21,000      19,320,000
DOMTAR, INC. (CANADA)^(b)                  7.875%    10/15/2011     20,000      18,900,000
JEFFERSON SMURFIT CORP.^                    7.50%      6/1/2013     20,000      18,000,000
JEFFERSON SMURFIT CORP.^                    8.25%     10/1/2012     10,000       9,425,000
JSG FUNDING PLC (IRELAND)^(b)               7.75%      4/1/2015     18,000      16,380,000
JSG FUNDING PLC (IRELAND)^(b)              9.625%     10/1/2012     14,500      15,007,500
NEWARK GROUP, INC. (THE)                    9.75%     3/15/2014     10,000       9,300,000
NORSKE SKOG CANADA LTD. (CANADA)(b)        7.375%      3/1/2014     18,925      17,032,500
ROCK-TENN COMPANY - CL A^                   8.20%     8/15/2011     15,320      15,396,600
STONE CONTAINER CORP.                      8.375%      7/1/2012     15,000      14,250,000
STONE CONTAINER CORP.                       9.75%      2/1/2011     17,186      17,744,545
TEMBEC INDUSTRIES, INC.(b)                  7.75%     3/15/2012      5,000       2,575,000


                         SEE NOTES TO FINANCIAL STATEMENTS.                   17

JUNE 30, 2006

                                                             PRINCIPAL
                                     INTEREST    MATURITY      AMOUNT       U.S. $
INVESTMENTS                            RATE        DATE        (000)        VALUE
-------------------------------------------------------------------------------------
TEMBEC INDUSTRIES, INC.(b)            8.625%     6/30/2009    $22,325    $ 12,334,562
                                                                         ------------
TOTAL                                                                     254,988,172
                                                                         ------------
GAMING 4.82%
AZTAR CORP.                           7.875%     6/15/2014     10,000      10,625,000
BOYD GAMING CORP.^                    7.125%      2/1/2016      6,500       6,313,125
BOYD GAMING CORP.                      8.75%     4/15/2012      8,650       9,104,125
HARD ROCK HOTEL, INC.^                8.875%      6/1/2013     32,000      34,520,000
HARRAH'S OPERATING CO., INC.^         5.375%    12/15/2013     10,000       9,258,250
ISLE OF CAPRI CASINOS, INC.^           7.00%      3/1/2014     35,550      33,728,062
ISLE OF CAPRI CASINOS, INC.            9.00%     3/15/2012     15,000      15,731,250
LAS VEGAS SANDS CORP.^                6.375%     2/15/2015     35,000      32,637,500
MANDALAY RESORT GROUP^                9.375%     2/15/2010     20,000      21,150,000
MGM MIRAGE, INC.^                      6.75%      9/1/2012     32,000      30,960,000
PARK PLACE ENTERTAINMENT CORP.^       8.125%     5/15/2011     15,000      15,881,250
PARK PLACE ENTERTAINMENT CORP.        9.375%     2/15/2007     23,500      23,970,000
PENN NATIONAL GAMING, INC.^           6.875%     12/1/2011     14,000      13,755,000
PREMIER ENTERTAINMENT BILOXI LLC      10.75%      2/1/2012      7,785       8,076,938
RIVER ROCK ENTERTAINMENT AUTHORITY     9.75%     11/1/2011     15,700      16,602,750
SCIENTIFIC GAMES CORP.^                6.25%    12/15/2012     10,000       9,400,000
SENECA GAMING CORP.^                   7.25%      5/1/2012     10,000       9,737,500
STATION CASINOS, INC.^                 6.50%      2/1/2014     27,000      25,245,000
TURNING STONE CASINO RESORT+          9.125%    12/15/2010     12,800      12,992,000
WYNN LAS VEGAS LLC/CAPITAL CORP.^     6.625%     12/1/2014     30,000      28,425,000
                                                                         ------------
TOTAL                                                                     368,112,750
                                                                         ------------
GAS DISTRIBUTION 2.95%
EL PASO CORP.                          7.00%     5/15/2011     72,500      71,865,625
EL PASO CORP.^                         7.75%     1/15/2032     28,250      27,649,687
FERRELLGAS PARTNERS, L.P.              6.75%      5/1/2014     15,950      15,192,375
FERRELLGAS PARTNERS, L.P.^             8.75%     6/15/2012     15,625      15,937,500
INERGY FINANCE L.P.^                   8.25%      3/1/2016     10,000      10,150,000
MARKWEST ENERGY PARTNERS, L.P.        6.875%     11/1/2014     23,050      21,321,250
SONAT, INC.^                          7.625%     7/15/2011     18,000      18,270,000
WILLIAMS COS., INC. (THE)^            7.875%      9/1/2021     43,975      44,854,500
                                                                         ------------
TOTAL                                                                     225,240,937
                                                                         ------------
HEALTH SERVICES 3.33%
ALLIANCE IMAGING, INC.^                7.25%    12/15/2012     10,150       9,084,250


18                     SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                                              PRINCIPAL
                                                      INTEREST     MATURITY     AMOUNT        U.S. $
INVESTMENTS                                             RATE         DATE       (000)         VALUE
------------------------------------------------------------------------------------------------------
AMERICAN MEDICAL SYS HOLDINGS                           3.25%      7/1/2036    $ 5,000    $  5,343,750
AMERIPATH, INC.                                        10.50%      4/1/2013     23,000      24,236,250
BIO-RAD LABORATORIES, INC.                             6.125%    12/15/2014     11,700      10,793,250
CDRV INVESTORS, INC. (ZERO COUPON UNTIL 1/1/2010)**    9.625%      1/1/2015     20,000      13,600,000
DAVITA, INC.^                                           7.25%     3/15/2015     10,500      10,132,500
FRESENIUS MEDICAL CARE CAPITAL TRUST II                7.875%      2/1/2008     15,000      15,262,500
HANGER ORTHOPEDIC GROUP, INC.+                         10.25%      6/1/2014     11,700      11,641,500
HCA, INC.^                                             6.375%     1/15/2015     22,250      20,726,965
OMNICARE, INC.^                                        6.875%    12/15/2015      7,000       6,685,000
SELECT MEDICAL CORP.                                   7.625%      2/1/2015     12,125      10,609,375
STEWART ENTERPRISES, INC.                               6.25%     2/15/2013      7,500       6,871,875
TENET HEALTHCARE CORP.                                 7.375%      2/1/2013     30,775      28,236,063
TENET HEALTHCARE CORP.+                                 9.50%      2/1/2015     28,700      28,269,500
TENET HEALTHCARE CORP.^                                9.875%      7/1/2014     10,000      10,050,000
TRIAD HOSPITALS, INC.^                                  7.00%    11/15/2013     16,650      16,275,375
VANGUARD HEALTH HOLDINGS CO. II LLC^                    9.00%     10/1/2014     26,750      26,816,875
                                                                                          ------------
TOTAL                                                                                      254,635,028
                                                                                          ------------
HOTELS 1.21%
FELCOR LODGING L.P.                                     8.50%      6/1/2011     15,000      15,975,000
GAYLORD ENTERTAINMENT CO.^                              6.75%    11/15/2014     15,000      14,137,500
HOST MARRIOTT L.P.^                                    6.375%     3/15/2015     17,250      16,301,250
HOST MARRIOTT L.P.^                                     7.00%     8/15/2012     20,000      19,925,000
HOST MARRIOTT L.P.^                                     9.25%     10/1/2007     25,000      25,906,250
                                                                                          ------------
TOTAL                                                                                       92,245,000
                                                                                          ------------
HOUSEHOLD & LEISURE PRODUCTS 0.15%
ACCO BRANDS CORP.^                                     7.625%     8/15/2015     12,525      11,679,562
                                                                                          ------------
INVESTMENTS & MISC. FINANCIAL SERVICES 0.64%
DOW JONES CDX HY+                                       7.75%    12/29/2009     48,500      48,742,500
                                                                                          ------------
LEISURE 0.63%
GAYLORD ENTERTAINMENT CO.^                              8.00%    11/15/2013     31,000      31,116,250
SIX FLAGS, INC.^                                       9.625%      6/1/2014      8,750       8,006,250
UNIVERSAL CITY DEVELOPMENT PARTNERS, LTD.              11.75%      4/1/2010      8,000       8,750,000
                                                                                          ------------
TOTAL                                                                                       47,872,500
                                                                                          ------------
MACHINERY 1.05%
BRIGGS & STRATTON CORP.                                8.875%     3/15/2011     10,000      10,850,000


                       SEE NOTES TO FINANCIAL STATEMENTS.                     19

JUNE 30, 2006

                                                                 PRINCIPAL
                                         INTEREST    MATURITY      AMOUNT       U.S. $
INVESTMENTS                                RATE        DATE        (000)         VALUE
-----------------------------------------------------------------------------------------
CASE NEW HOLLAND, INC.^                    9.25%      8/1/2011    $10,000    $ 10,575,000
DRESSER, INC.^                            9.375%     4/15/2011     15,000      15,262,500
GARDNER DENVER, INC.                       8.00%      5/1/2013     16,990      17,924,450
JLG INDUSTRIES, INC.^                      8.25%      5/1/2008     15,000      15,562,500
MANITOWOC CO., INC. (THE)                 7.125%     11/1/2013     10,000       9,850,000
                                                                             ------------
TOTAL                                                                          80,024,450
                                                                             ------------
MEDIA - BROADCAST 1.62%
ALLBRITTON COMMUNICATIONS CO.              7.75%    12/15/2012     65,000      64,675,000
LIN TELEVISION CORP.^                      6.50%     5/15/2013     10,075       9,243,812
PAXSON COMMUNICATIONS CORP.+^            11.318%#    1/15/2013     10,000      10,075,000
RADIO ONE, INC.^                          6.375%     2/15/2013     10,000       9,200,000
SINCLAIR BROADCAST GROUP, INC.^            8.00%     3/15/2012     20,032      20,432,640
SINCLAIR BROADCAST GROUP, INC.^            8.75%    12/15/2011     10,000      10,500,000
                                                                             ------------
TOTAL                                                                         124,126,452
                                                                             ------------
MEDIA - CABLE 3.76%
CCH I LLC^                                11.00%     10/1/2015     53,225      46,838,000
CENTURY COMMUNICATIONS CORP.(c)           8.375%    12/15/2007      8,000       8,080,000
CENTURY COMMUNICATIONS CORP.(c)            9.50%      3/1/2005     40,000      40,200,000
CHARTER COMMUNICATION HOLDINGS, LLC II    10.25%     9/15/2010     20,000      20,150,000
DIRECTV HOLDINGS LLC                      6.375%     6/15/2015     25,000      23,187,500
DIRECTV HOLDINGS LLC^                     8.375%     3/15/2013     12,000      12,630,000
ECHOSTAR DBS CORP.                        6.375%     10/1/2011     20,000      19,200,000
ECHOSTAR DBS CORP.+                       7.125%      2/1/2016     25,000      24,187,500
FRONTIERVISION L.P.(c)                   11.875%     9/15/2007     20,000      24,275,000
FRONTIERVISION L.P. SERIES B(c)          11.875%     9/15/2007     10,000      12,137,500
MEDIACOM BROADBAND LLC / CORP.^            8.50%    10/15/2015     14,400      13,896,000
MEDIACOM COMMUNICATIONS CORP.^             9.50%     1/15/2013     42,500      42,500,000
                                                                             ------------
TOTAL                                                                         287,281,500
                                                                             ------------
MEDIA - SERVICES 0.67%
AFFINION GROUP INC+                       11.50%    10/15/2015     10,000       9,850,000
INTERPUBLIC GROUP OF COS.(THE)^            6.25%    11/15/2014     14,820      12,152,400
WARNER MUSIC GROUP CORP.                  7.375%     4/15/2014     30,000      29,250,000
                                                                             ------------
TOTAL                                                                          51,252,400
                                                                             ------------
METALS/MINING EXCLUDING STEEL 0.63%
FOUNDATION PA COAL CO.^                    7.25%      8/1/2014     10,000       9,800,000
NOVELIS INC. (CANADA)+(b)                  8.00%     2/15/2015     15,000      14,475,000


20                     SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                                               PRINCIPAL
                                                       INTEREST    MATURITY      AMOUNT       U.S. $
INVESTMENTS                                              RATE        DATE        (000)         VALUE
-------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORP.^                                   5.875%     4/15/2016    $15,000    $ 13,800,000
TIMKEN CO. (THE)                                         5.75%     2/15/2010     10,000       9,795,110
                                                                                           ------------
TOTAL                                                                                        47,870,110
                                                                                           ------------
NON-ELECTRIC UTILITIES 0.18%
SEMCO ENERGY, INC.                                       7.75%     5/15/2013     14,050      14,163,201
                                                                                           ------------
NON-FOOD & DRUG RETAILERS 0.77%
BON-TON DEPT STORES INC.+^                              10.25%     3/15/2014     19,475      18,160,438
COUCHE-TARD U.S. L.P.                                    7.50%    12/15/2013     14,000      14,000,000
NEIMAN MARCUS GROUP, INC. (THE) PIK+                     9.00%    10/15/2015     14,150      14,857,500
TOYS "R" US, INC.^                                      7.625%      8/1/2011     15,000      12,262,500
                                                                                           ------------
TOTAL                                                                                        59,280,438
                                                                                           ------------
OIL & GAS STORAGE & TRANSPORTATION 0.05%
MARKWEST ENERGY PARTNERS, L.P.+(e)                       8.50%     7/15/2016      3,775       3,712,712
                                                                                           ------------
OIL FIELD EQUIPMENT & SERVICES 0.53%
GRANT PRIDECO, INC.                                     6.125%     8/15/2015     10,000       9,375,000
HANOVER COMPRESSOR CO.                                   7.50%     4/15/2013      3,925       3,866,125
HANOVER COMPRESSOR CO.^                                 8.625%    12/15/2010     12,075      12,558,000
HANOVER COMPRESSOR CO.^                                  9.00%      6/1/2014      6,150       6,457,500
PRIDE INT'L., INC.^                                     7.375%     7/15/2014      8,000       8,080,000
                                                                                           ------------
TOTAL                                                                                        40,336,625
                                                                                           ------------
PACKAGING 1.73%
CROWN CORK & SEAL, INC.                                 7.375%    12/15/2026     47,425      41,852,563
OWENS-BROCKWAY GLASS CONTAINER INC.                      7.75%     5/15/2011     25,000      25,312,500
OWENS-BROCKWAY GLASS CONTAINER INC.^                    8.875%     2/15/2009     35,000      36,225,000
OWENS ILLINOIS, INC.^                                    7.50%     5/15/2010     23,000      22,597,500
VITRO ENVASES NORTEAMERICA S.A. DE C.V. (MEXICO)+(b)    10.75%     7/23/2011      6,000       6,210,000
                                                                                           ------------
TOTAL                                                                                       132,197,563
                                                                                           ------------
PHARMACEUTICALS 1.02%
ANGIOTECH PHARMACEUTICALS, INC. (CANADA)+(b)             7.75%      4/1/2014     15,750      15,120,000
MYLAN LABORATORIES, INC.                                6.375%     8/15/2015     20,000      19,200,000
WARNER CHILCOTT CORP.                                    8.75%      2/1/2015     42,000      43,470,000
                                                                                           ------------
TOTAL                                                                                        77,790,000
                                                                                           ------------


                       SEE NOTES TO FINANCIAL STATEMENTS.                     21

JUNE 30, 2006

                                                                                  PRINCIPAL
                                                          INTEREST    MATURITY      AMOUNT       U.S. $
INVESTMENTS                                                 RATE        DATE        (000)         VALUE
----------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING 2.32%
CLARKE AMERICAN CORP.                                       11.75%   12/15/2013    $10,000    $ 10,350,000
DEX MEDIA WEST^                                             9.875%    8/15/2013     25,394      27,647,591
DEX MEDIA, INC.  (ZERO COUPON UNTIL 11/15/2008)**^           9.00%   11/15/2013     15,000      12,712,500
HOUGHTON MIFFLIN CO. (ZERO COUPON UNTIL 10/15/2008)**^      11.50%   10/15/2013     36,000      29,880,000
HOUGHTON MIFFLIN CO.                                        9.875%     2/1/2013     29,000      30,232,500
PRIMEDIA, INC.^                                             8.875%    5/15/2011     15,000      14,475,000
R.H. DONNELLEY CORP.^                                       6.875%    1/15/2013     22,150      20,488,750
R.H. DONNELLEY CORP.+                                       8.875%    1/15/2016     20,450      20,731,187
R.H. DONNELLEY FINANCE INC.                                10.875%   12/15/2012     10,000      11,025,000
                                                                                              ------------
TOTAL                                                                                          177,542,528
                                                                                              ------------
RAILROADS 0.30%
UNION PACIFIC CORP.^                                        3.625%     6/1/2010     25,000      23,148,925
                                                                                              ------------
RESTAURANTS 0.51%
DENNY'S CORP./DENNY'S HOLDINGS INC.^                        10.00%    10/1/2012     15,500      15,500,000
FRIENDLY ICE CREAM CORP.^                                   8.375%    6/15/2012     14,000      12,110,000
LANDRY'S RESTAURANTS, INC.^                                  7.50%   12/15/2014     12,000      11,070,000
                                                                                              ------------
TOTAL                                                                                           38,680,000
                                                                                              ------------
SOFTWARE/SERVICES 1.50%
ELECTRONIC DATA SYSTEMS CORP.                                6.50%     8/1/2013     35,000      34,576,255
SERENA SOFTWARE INC.+                                      10.375%    3/15/2016      8,950       9,017,125
SUNGARD DATA SYSTEMS, INC.+                                 9.125%    8/15/2013     25,000      26,062,500
SUNGARD DATA SYSTEMS, INC.+                                 10.25%    8/15/2015     25,000      25,968,750
UNISYS CORP.^                                               6.875%    3/15/2010     10,000       9,387,500
UNISYS CORP.^                                                8.00%   10/15/2012     10,000       9,350,000
                                                                                              ------------
TOTAL                                                                                          114,362,130
                                                                                              ------------
STEEL PRODUCERS/PRODUCTS 0.62%
AK STEEL HOLDING CORP.                                       7.75%    6/15/2012     22,000      21,670,000
ALLEGHENY LUDLUM CORP.                                       6.95%   12/15/2025     15,000      15,375,000
CENTURY ALUMINUM CO.^                                        7.50%    8/15/2014     10,000      10,050,000
                                                                                              ------------
TOTAL                                                                                           47,095,000
                                                                                              ------------
SUPPORT - SERVICES 2.30%
AVIS BUDGET CAR RENTAL+^                                    7.625%    5/15/2014      9,475       9,238,125
HERTZ CORP. (THE)+                                          8.875%     1/1/2014     20,000      20,600,000


22                     SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2006

                                                                          PRINCIPAL
                                                  INTEREST    MATURITY      AMOUNT       U.S. $
INVESTMENTS                                         RATE        DATE        (000)         VALUE
--------------------------------------------------------------------------------------------------
HERTZ CORP. (THE)+^                                10.50%      1/1/2016    $10,500    $ 11,182,500
IRON MOUNTAIN, INC.^                               6.625%      1/1/2016     37,000      33,485,000
IRON MOUNTAIN, INC.                                 7.75%     1/15/2015     50,000      48,000,000
IRON MOUNTAIN, INC.                                8.625%      4/1/2013     15,000      15,075,000
UNITED RENTALS NORTH AMERICA, INC.^                 7.75%    11/15/2013     18,580      17,743,900
WILLIAMS SCOTSMAN, INC.^                            8.50%     10/1/2015     15,000      14,887,500
WILLIAMS SCOTSMAN, INC.+                            8.50%     10/1/2015      5,900       5,855,750
                                                                                      ------------
TOTAL                                                                                  176,067,775
                                                                                      ------------
TELECOM - FIXED LINE 0.40%
LEVEL 3 COMMUNICATIONS, INC.                       11.25%     3/15/2010     10,000       9,900,000
LEVEL 3 FINANCING, INC.                            10.75%    10/15/2011     20,000      20,650,000
                                                                                      ------------
TOTAL                                                                                   30,550,000
                                                                                      ------------
TELECOM - INTEGRATED/SERVICES 3.35%
CINCINNATI BELL, INC.                              8.375%     1/15/2014     60,000      59,400,000
EMBARQ CORP.                                       7.082%      6/1/2016      5,000       4,981,275
HUGHES NETWORK SYSTEMS  LLC/HNS FINANCE CORP.+      9.50%     4/15/2014     10,000       9,850,000
INTELSAT LTD. (BERMUDA)(b)                          8.25%     1/15/2013     22,750      22,693,125
INTELSAT LTD. (BERMUDA)+(b)(e)                      9.25%     6/15/2016      5,000       5,187,500
INTELSAT LTD. (BERMUDA)+(b)(e)                     11.25%     6/15/2016     10,000      10,300,000
NORDIC TELEPHONE CO. HOLDINGS (DENMARK)+^(b)       8.875%      5/1/2016     20,000      20,650,000
QWEST CAPITAL FUNDING, INC.                         7.90%     8/15/2010     75,000      75,000,000
QWEST COMMUNICATIONS INT'L., INC.^                  7.25%     2/15/2011     37,000      36,075,000
SYNIVERSE TECHNOLOGIES                              7.75%     8/15/2013     12,000      11,730,000
                                                                                      ------------
TOTAL                                                                                  255,866,900
                                                                                      ------------
TELECOM - WIRELESS 1.67%
AIRGATE PCS, INC.                                  8.827%#   10/15/2011     12,000      12,330,000
ALAMOSA DELAWARE, INC.                             11.00%     7/31/2010     15,000      16,500,000
CENTENNIAL COMMUNICATIONS CORP.^                  10.125%     6/15/2013     10,000      10,575,000
DOBSON COMMUNICATIONS CORP.                        8.875%     10/1/2013      5,775       5,702,813
NEXTEL PARTNERS, INC.^                             8.125%      7/1/2011     27,200      28,594,000
ROGERS WIRELESS, INC. (CANADA)(b)                   7.25%    12/15/2012      6,500       6,581,250
RURAL CELLULAR CORP.                                9.75%     1/15/2010     20,225      20,250,281
UBIQUITEL OPERATING CO.                            9.875%      3/1/2011     15,000      16,387,500
WIND ACQUISITION FINANCE S.A. (LUXEMBOURG)+(b)     10.75%     12/1/2015     10,000      10,675,000
                                                                                      ------------
TOTAL                                                                                  127,595,844
                                                                                      ------------


                       SEE NOTES TO FINANCIAL STATEMENTS.                     23

JUNE 30, 2006

                                                                                  PRINCIPAL
                                                          INTEREST     MATURITY     AMOUNT        U.S. $
INVESTMENTS                                                 RATE         DATE       (000)          VALUE
------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT 0.14%
LUCENT TECHNOLOGIES, INC.                                   6.45%     3/15/2029   $  3,750    $    3,206,250
NORTEL NETWORK+(b)(e)                                     10.125%     7/15/2013      7,275         7,438,688
                                                                                              --------------
TOTAL                                                                                             10,644,938
                                                                                              --------------
THEATERS & ENTERTAINMENT 0.60%
AMC ENTERTAINMENT, INC.^                                    8.00%      3/1/2014     25,000        23,031,250
AMC ENTERTAINMENT, INC.^                                   11.00%      2/1/2016     10,000        10,750,000
CINEMARK USA, INC.                                          9.00%      2/1/2013     11,775        12,422,625
                                                                                              --------------
TOTAL                                                                                             46,203,875
                                                                                              --------------
TRANSPORTATION EXCLUDING AIR/RAIL 0.59%
BRISTON GROUP, INC.                                        6.125%     6/15/2013     17,525        16,254,437
CHC HELICOPTER CORP. CLASS A (CANADA)(b)                   7.375%      5/1/2014     15,000        14,475,000
HORNBECK OFFSHORE SERVICES, INC.^                          6.125%     12/1/2014     15,790        14,724,175
                                                                                              --------------
TOTAL                                                                                             45,453,612
                                                                                              --------------
TOTAL HIGH YIELD CORPORATE NOTES & BONDS (cost $5,195,099,231)                                 5,099,831,370
                                                                                              ==============
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.26%
CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP.
SERIES 1998-C2 CLASS A2 (COST $19,099,399)                 6.30%     11/11/2030     19,564        19,806,061
                                                                                              ==============
U.S. TREASURY OBLIGATIONS 2.48%
U.S. TREASURY NOTE                                        4.375%      5/15/2007     40,000        39,706,280
U.S. TREASURY NOTE                                         5.00%      2/15/2011    150,000       149,677,800
                                                                                              --------------
TOTAL U.S. TREASURY OBLIGATIONS (cost $196,243,849)                                              189,384,080
                                                                                              ==============

                                                                                    SHARES
                                                                                    (000)
                                                                                   -------
WARRANT 0.00%
SOFTWARE/SERVICES
INTERPATH COMMUNICATIONS WARRANT EXPIRING 5/21/2007* (COST $0)                          --(d)              1
                                                                                              ==============
TOTAL LONG-TERM INVESTMENTS (cost $7,436,008,442)                                              7,405,731,935
                                                                                              ==============
SHORT-TERM INVESTMENTS 10.37%
COLLATERAL FOR SECURITIES ON LOAN 9.02%
STATE STREET NAVIGATOR SECURITIES LENDING PRIME
   PORTFOLIO 5.06%(f)                                                              689,509       689,508,616
                                                                                              --------------


24                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JUNE 30, 2006

                                                                       PRINCIPAL
                                                                         AMOUNT        U.S. $
                                                                         (000)          VALUE
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT 1.35%
REPURCHASE AGREEMENT DATED 6/30/2006,
4.62% DUE 7/3/2006 WITH STATE STREET
BANK & TRUST CO. COLLATERALIZED BY
$16,795,000 OF FEDERAL HOME LOAN
MORTGAGE CORP. AT 5.375% DUE 5/22/2008
AND $88,180,000 OF FEDERAL NATIONAL
MORTGAGE ASSOC. AT 5.55% DUE 7/16/2007;
VALUE: $104,975,000; PROCEEDS: $102,955,994                             $102,916   $  102,916,371
                                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS (cost $792,424,987)                                      792,424,987
                                                                                   ==============
TOTAL INVESTMENTS IN SECURITIES 107.27% (cost $8,228,433,429)                       8,198,156,922
                                                                                   ==============
LIABILITIES IN EXCESS OF CASH, FOREIGN CASH AND OTHER ASSETS (7.27%)                 (555,578,507)
                                                                                   --------------
NET ASSETS 100.00%                                                                 $7,642,578,415
                                                                                   ==============

*    Non-income producing security.

**   The rate shown reflects the coupon rate after the step date.

+ Security was purchased pursuant to Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

^    All (or a portion of security) on loan. See Note 2(h).

# Variable rate security. The interest rate represents the rate at June 30, 2006.

(a) Investment in non-U.S. dollar denominated securities (0.15%). The remaining securities (99.85%) are invested in U.S. dollar-denominated securities.

(b)  Foreign security traded in U.S. dollars.

(c)  Defaulted security. Maturity date shown represents original maturity date.

(d)  Amount represents less than 1,000 shares.

(e)  Security purchased on a when-issued basis.

(f)  Rate shown reflects 7-day yield as of June 30, 2006.

PIK  Payment-in-kind.


                       SEE NOTES TO FINANCIAL STATEMENTS.                     25

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2006

ASSETS:
Investment in securities, at value (cost $8,228,433,429)                             $8,198,156,922
Cash                                                                                     20,958,085
Foreign cash, at value (cost $35)                                                                36
Receivables:
   Interest and dividends                                                               118,200,294
   Investment securities sold                                                            68,132,243
   Capital shares sold                                                                    7,234,993
Prepaid expenses and other assets                                                           150,583
----------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                          8,412,833,156
----------------------------------------------------------------------------------------------------
LIABILITIES:
Payable upon return of securities on loan                                               689,508,616
Payables:
   Investment securities purchased                                                       44,878,295
   Capital shares reacquired                                                             25,143,497
   12b-1 distribution fees                                                                4,229,792
   Management fee                                                                         2,850,795
   Directors' fees                                                                        1,134,821
   Fund administration                                                                      253,704
   To affiliate (See Note 3)                                                                 53,564
Accrued expenses and other liabilities                                                    2,201,657
----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                       770,254,741
====================================================================================================
NET ASSETS                                                                           $7,642,578,415
====================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                      $8,233,380,125
Distributions in excess of net investment income                                        (71,676,562)
Accumulated net realized loss on investments and foreign currency related
   transactions                                                                        (488,862,714)
Net unrealized depreciation on investments, and translation of assets and
   liabilities denominated in foreign currency                                          (30,262,434)
----------------------------------------------------------------------------------------------------
NET ASSETS                                                                           $7,642,578,415
====================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                       $4,597,140,910
Class B Shares                                                                       $1,327,214,388
Class C Shares                                                                       $1,305,797,142
Class P Shares                                                                       $  101,955,886
Class Y Shares                                                                       $  310,470,089
OUTSTANDING SHARES BY CLASS:
Class A Shares (740 million shares of common stock authorized, $.001 par value)         595,942,767
Class B Shares (500 million shares of common stock authorized, $.001 par value)         171,907,937
Class C Shares (300 million shares of common stock authorized, $.001 par value)         169,028,388
Class P Shares (160 million shares of common stock authorized, $.001 par value)          13,014,939
Class Y Shares (300 million shares of common stock authorized, $.001 par value)          40,366,215
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (NET ASSETS DIVIDED BY
   OUTSTANDING SHARES):
Class A Shares-Net asset value                                                       $         7.71
Class A Shares-Maximum offering price (Net asset value plus sales charge of 4.75%)   $         8.09
Class B Shares-Net asset value                                                       $         7.72
Class C Shares-Net asset value                                                       $         7.73
Class P Shares-Net asset value                                                       $         7.83
Class Y Shares-Net asset value                                                       $         7.69
----------------------------------------------------------------------------------------------------


26                      SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2006

INVESTMENT INCOME:
Dividends                                                                    $  12,248,804
Interest                                                                       243,999,470
Securities lending-net                                                             603,305
-------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                        256,851,579
-------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                  17,902,914
12b-1 distribution plan-Class A                                                  8,220,838
12b-1 distribution plan-Class B                                                  7,034,359
12b-1 distribution plan-Class C                                                  6,813,902
12b-1 distribution plan-Class P                                                    261,805
Shareholder servicing                                                            4,734,808
Fund administration                                                              1,580,350
Reports to shareholders                                                            434,666
Subsidy (See Note 3)                                                               262,590
Custody                                                                            169,351
Registration                                                                       146,525
Directors' fees                                                                    145,563
Professional                                                                        81,325
Other                                                                               94,181
-------------------------------------------------------------------------------------------
Gross expenses                                                                  47,883,177
   Expense reductions (See Note 7)                                                (167,649)
-------------------------------------------------------------------------------------------
NET EXPENSES                                                                    47,715,528
-------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                          209,136,051
===========================================================================================
NET REALIZED AND UNREALIZED LOSS:
Net realized gain on investments and foreign currency related transactions      69,746,919
Net change in unrealized appreciation on investments and translation of
   assets and liabilities denominated in foreign currencies                   (103,579,594)
===========================================================================================
NET REALIZED AND UNREALIZED LOSS                                               (33,832,675)
===========================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $ 175,303,376
===========================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     27

STATEMENTS OF CHANGES IN NET ASSETS

                                                        FOR THE SIX MONTHS
                                                       ENDED JUNE 30, 2006   FOR THE YEAR ENDED
DECREASE IN NET ASSETS                                     (UNAUDITED)       DECEMBER 31, 2005
OPERATIONS:
Net investment income                                    $   209,136,051      $   446,882,211
Net realized gain on investments and
   foreign currency related transactions                      69,746,919          131,223,692
Net change in unrealized appreciation on investments
   and translation of assets and liabilities
   denominated in foreign currencies                        (103,579,594)        (475,701,766)
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         175,303,376          102,404,137
===============================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                  (157,673,581)        (325,559,605)
   Class B                                                   (42,332,595)         (95,747,886)
   Class C                                                   (41,014,455)         (92,010,995)
   Class P                                                    (3,794,001)          (8,006,271)
   Class Y                                                   (10,824,175)         (20,020,997)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                         (255,638,807)        (541,345,754)
===============================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                            408,602,568        1,206,658,233
Reinvestment of distributions                                195,021,386          405,952,005
Cost of shares reacquired                                 (1,032,207,091)      (2,020,188,152)
-----------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS                               (428,583,137)        (407,577,914)
===============================================================================================
NET DECREASE IN NET ASSETS                                  (508,918,568)        (846,519,531)
===============================================================================================
NET ASSETS:
Beginning of period                                        8,151,496,983        8,998,016,514
-----------------------------------------------------------------------------------------------
END OF PERIOD                                            $ 7,642,578,415      $ 8,151,496,983
===============================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME         $   (71,676,562)     $   (25,173,806)
===============================================================================================


28                     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS
                                                      ENDED                  YEAR ENDED 12/31
                                                    6/30/2006    -----------------------------------------
                                                   (UNAUDITED)    2005     2004    2003      2002     2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                $7.80        $8.20    $ 8.06   $ 7.19   $7.91    $8.23
                                                    =====        =====    ======   ======   =====    =====
Investment operations:
   Net investment income(a)                           .21          .43       .46      .48     .55      .65
   Net realized and unrealized gain (loss)           (.04)        (.31)      .20      .92    (.64)    (.26)
                                                    -----        -----    ------   ------   -----    -----
      Total from investment operations                .17          .12       .66     1.40    (.09)     .39
                                                    -----        -----    ------   ------   -----    -----
Distributions to shareholders from:
   Net investment income                             (.26)        (.52)     (.52)    (.50)   (.58)    (.67)
   Paid-in capital                                     --           --        --     (.03)   (.05)    (.04)
                                                    -----        -----    ------   ------   -----    -----
      Total distributions                            (.26)        (.52)     (.52)    (.53)   (.63)    (.71)
                                                    -----        -----    ------   ------   -----    -----
NET ASSET VALUE, END OF PERIOD                      $7.71        $7.80    $ 8.20   $ 8.06   $7.19    $7.91
                                                    =====        =====    ======   ======   =====    =====
Total Return(b)                                      2.18%(c)     1.56%     8.56%   20.28%  (1.08)%   4.86%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions             .49%(c)      .99%      .99%    1.00%   1.00%    1.02%
   Expenses, excluding expense reductions             .49%(c)     1.00%      .99%    1.00%   1.00%    1.02%
   Net investment income                             2.73%(c)     5.45%     5.71%    6.31%   7.51%    7.96%

                                      SIX MONTHS
                                         ENDED                              YEAR ENDED 12/31
                                      6/30/2006      --------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)       2005         2004         2003         2002        2001
===================================================================================================================
Net assets, end of period (000)     $4,597,141       $4,815,148   $5,093,236   $4,497,233   $3,048,301   $2,500,544
Portfolio turnover rate                  17.63%(c)        46.63%       42.02%       40.96%       37.03%       55.44%
===================================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     29

                                                    SIX MONTHS
                                                      ENDED                   YEAR ENDED 12/31
                                                    6/30/2006    ----------------------------------------
                                                   (UNAUDITED)    2005    2004    2003     2002      2001
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                 $7.80       $8.20   $8.06   $ 7.20   $ 7.92    $8.23
                                                     -----       -----   -----   ------   ------    -----
Investment operations:
   Net investment income(a)                            .19         .38     .41      .43      .51      .60
   Net realized and unrealized gain (loss)            (.04)       (.31)    .20      .92     (.65)    (.25)
                                                     -----       -----   -----   ------   ------    -----
      Total from investment operations                 .15         .07     .61     1.35     (.14)     .35
                                                     -----       -----   -----   ------   ------    -----
Distributions to shareholders from:
   Net investment income                              (.23)       (.47)   (.47)    (.46)    (.53)    (.63)
   Paid-in capital                                      --          --      --     (.03)    (.05)    (.03)
                                                     -----       -----   -----   ------   ------    -----
      Total distributions                             (.23)       (.47)   (.47)    (.49)    (.58)    (.66)
                                                     -----       -----   -----   ------   ------    -----
NET ASSET VALUE, END OF PERIOD                       $7.72       $7.80   $8.20   $ 8.06   $ 7.20    $7.92
                                                     =====       =====   =====   ======   ======    =====
Total Return(b)                                       1.96%(c)     .88%   7.86%   19.43%   (1.67)%   4.29%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions              .82%(c)    1.64%   1.64%    1.64%    1.65%    1.63%
   Expenses, excluding expense reductions
      reductions                                       .82%(c)    1.64%   1.64%    1.64%    1.65%    1.63%
   Net investment income                              2.41%(c)    4.80%   5.07%    5.67%    6.86%    7.35%

                                   SIX MONTHS
                                     ENDED                                YEAR ENDED 12/31
                                   6/30/2006       ---------------------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)         2005         2004         2003         2002         2001
==================================================================================================================
Net assets, end of period (000)    $1,327,214      $1,473,891   $1,803,609   $1,861,920   $1,294,955   $1,105,501
Portfolio turnover rate                 17.63%(c)       46.63%       42.02%       40.96%       37.03%       55.44%
==================================================================================================================


30                     SEE NOTES TO FINANCIAL STATEMENTS.

                                                    SIX MONTHS
                                                      ENDED                  YEAR ENDED 12/31
                                                    6/30/2006    ----------------------------------------
                                                   (UNAUDITED)    2005    2004    2003     2002      2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                 $7.81       $8.21   $8.07   $ 7.21   $ 7.93    $8.24
                                                     -----       -----   -----   ------   ------    -----
Investment operations:
   Net investment income(a)                            .19         .38     .41      .43      .51      .60
   Net realized and unrealized gain (loss)            (.04)       (.31)    .20      .92     (.64)    (.25)
                                                     -----       -----   -----   ------   ------    -----
      Total from investment operations                 .15         .07     .61     1.35     (.13)     .35
                                                     -----       -----   -----   ------   ------    -----
Distributions to shareholders from:
   Net investment income                              (.23)       (.47)   (.47)    (.46)    (.54)    (.63)
   Paid-in capital                                      --          --      --     (.03)    (.05)    (.03)
                                                     -----       -----   -----   ------   ------    -----
Total distributions                                   (.23)       (.47)   (.47)    (.49)    (.59)    (.66)
                                                     -----       -----   -----   ------   ------    -----
NET ASSET VALUE, END OF PERIOD                       $7.73       $7.81   $8.21   $ 8.07   $ 7.21    $7.93
                                                     =====       =====   =====   ======   ======    =====
Total Return(b)                                       1.97%(c)     .89%   7.86%   19.43%   (1.58)%   4.29%
RATIOS TO AVERAGE NET ASSETS:
Expenses, including expense reductions                 .82%(c)    1.64%   1.64%    1.64%    1.59%    1.62%
Expenses, excluding expense reductions                 .82%(c)    1.64%   1.64%    1.64%    1.59%    1.62%
Net investment income                                 2.41%(c)    4.80%   5.07%    5.67%    6.92%    7.36%

                                   SIX MONTHS
                                     ENDED                              YEAR ENDED 12/31
                                   6/30/2006       ----------------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)         2005         2004         2003        2002       2001
=============================================================================================================
Net assets, end of period (000)    $1,305,797      $1,423,141   $1,703,329   $1,593,650   $905,629   $662,848
Portfolio turnover rate                 17.63%(c)       46.63%       42.02%       40.96%     37.03%     55.44%
=============================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     31

                                                    SIX MONTHS
                                                      ENDED                 YEAR ENDED 12/31
                                                    6/30/2006    ---------------------------------------
                                                   (UNAUDITED)    2005    2004    2003     2002     2001
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                $7.91        $8.31   $8.17   $ 7.29   $ 8.02   $8.33
                                                    =====        =====   =====   ======   ======   =====
Investment operations:
   Net investment income(a)                           .21          .43     .45      .48      .55     .64
   Net realized and  unrealized gain (loss)          (.03)        (.32)    .20      .93     (.65)   (.24)
                                                    -----        -----   -----   ------   ------   -----
      Total from investment operations                .18          .11     .65     1.41     (.10)    .40
                                                    -----        -----   -----   ------   ------   -----
Distributions to shareholders from:
   Net investment income                             (.26)        (.51)   (.51)    (.50)    (.58)   (.67)
   Paid-in capital                                     --           --      --     (.03)    (.05)   (.04)
                                                    -----        -----   -----   ------   ------   -----
      Total distributions                            (.26)        (.51)   (.51)    (.53)    (.63)   (.71)
                                                    -----        -----   -----   ------   ------   -----
NET ASSET VALUE, END OF PERIOD                      $7.83        $7.91   $8.31   $ 8.17   $ 7.29   $8.02
                                                    =====        =====   =====   ======   ======   =====
Total Return(b)                                      2.22%(c)     1.45%   8.37%   20.10%   (1.19)%  4.90%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions             .54%(c)     1.09%   1.09%    1.09%    1.10%   1.08%
   Expenses, excluding expense reductions             .54%(c)     1.09%   1.09%    1.09%    1.10%   1.08%
   Net investment income                             2.68%(c)     5.35%   5.62%    6.22%    7.41%   7.88%

                                        SIX MONTHS
                                          ENDED                     YEAR ENDED 12/31
                                        6/30/2006    ------------------------------------------------
SUPPLEMENTAL DATA:                     (UNAUDITED)     2005       2004       2003     2002      2001
=====================================================================================================
   Net assets,  end of period (000)   $101,956       $134,592   $113,216   $60,848   $18,736   $7,017
   Portfolio turnover rate               17.63%(c)      46.63%     42.02%    40.96%    37.03%   55.44%
=====================================================================================================


32                     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                   SIX MONTHS
                                                     ENDED                  YEAR ENDED 12/31
                                                   6/30/2006     --------------------------------------
                                                   (UNAUDITED)    2005    2004    2003     2002    2001
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                $7.78        $8.18   $8.04   $ 7.18   $7.90   $8.21
                                                    =====        =====   =====   ======   =====   =====
Investment operations:
   Net investment income(a)                           .23          .46     .48      .51     .58     .68
   Net realized and  unrealized gain (loss)          (.05)        (.31)    .21      .91    (.64)   (.24)
                                                    -----        -----   -----   ------   -----   -----
      Total from investment operations                .18          .15     .69     1.42    (.06)    .44
                                                    -----        -----   -----   ------   -----   -----
Distributions to shareholders from:
   Net investment income                             (.27)        (.55)   (.55)    (.53)   (.61)   (.71)
   Paid-in capital                                     --           --      --     (.03)   (.05)   (.04)
                                                    -----        -----   -----   ------   -----   -----
      Total distributions                            (.27)        (.55)   (.55)    (.56)   (.66)   (.75)
                                                    -----        -----   -----   ------   -----   -----
NET ASSET VALUE, END OF PERIOD                      $7.69        $7.78   $8.18   $ 8.04   $7.18   $7.90
                                                    =====        =====   =====   ======   =====   =====
Total Return(b)                                      2.37%(c)     1.93%   8.97%   20.58%   (.66)%  5.44%

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions             .32%(c)      .64%    .64%     .64%    .65%    .63%
   Expenses, excluding expense reductions             .32%(c)      .64%    .64%     .64%    .65%    .63%
   Net investment income                             2.91%(c)     5.80%   6.07%    6.67%   7.86%   8.36%

                                       SIX MONTHS
                                         ENDED                       YEAR ENDED 12/31
                                       6/30/2006    --------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)     2005       2004       2003       2002     2001
======================================================================================================
   Net assets,  end of period (000)    $310,470     $304,725   $284,627   $181,603   $68,691   $44,931
   Portfolio turnover rate                17.63%(c)    46.63%     42.02%     40.96%    37.03%    55.44%
======================================================================================================

(a)  Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c)  Not annualized.


                       SEE NOTES TO FINANCIAL STATEMENTS.                     33

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are generally allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C, and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FOREIGN TRANSACTIONS-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included as Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions on the Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-The Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net Change in Unrealized Appreciation (Depreciation) on Investments and Translation of Assets and Liabilities Denominated in Foreign Currencies on the Statement of Operations. The gain (loss) arising from the difference between the U.S. dollars cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions on the Statement of Operations. As of June 30, 2006, there were no open forward foreign currency exchange contracts outstanding.

(h) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Government securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults. As of June 30, 2006, the value of securities loaned was $678,677,044. These loans are collateralized by cash of $689,508,616, which is invested in a restricted money market account. State Street Bank & Trust Company ("SSB") received fees of $258,559 for the six months ended June 30, 2006, which are netted against Securities Lending Income on the Statement of Operations.

(i) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(j) STRUCTURED SECURITIES-The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other indicators (the "Reference"), or to relative changes in two or more References. The interest rate or principal amount payable upon maturity or redemption may be increased (decreased) depending upon changes in the applicable Reference or certain specified events. Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase (decrease) in the interest rate or the value of the security at maturity.

(k) WHEN-ISSUED OR FORWARD TRANSACTIONS-The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced ("TBA") transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund's custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

..50% of the first $500 million of average daily net assets;
..45% of the next $9.5 billion;
..40% over $10 billion.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), have entered into a Servicing Arrangement with Balanced Strategy Fund of Lord Abbett Investment Trust (the "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by the Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy Expense on the Statement of Operations.

12b-1 DISTRIBUTION PLAN

The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                                        CLASS A   CLASS B   CLASS C   CLASS P
--------------------------------------------------------------------------------
Service                                    .25%(1)     .25%      .25%      .20%
Distribution                               .10%(2)     .75%      .75%      .25%

(1) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net asset value.

(2) The amount of CDSC collected by the Fund for the six months ended June 30, 2006 was $10,925.

Class Y does not have a distribution plan.

COMMISSIONS

The Distributor received the following commissions on sales of Class A shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2006:

DISTRIBUTOR     DEALERS'
COMMISSIONS   CONCESSIONS
-------------------------
  $836,413     $4,328,364

Distributor received CDSCs of $2,938 and $30,997 for Class A and Class C shares, respectively, for the six months ended June 30, 2006. One Director and certain of the Fund's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2006 and the fiscal year ended December 31, 2005 are as follows:

                                SIX MONTHS
                              ENDED 6/30/2006    YEAR ENDED
                                (UNAUDITED)      12/31/2005
------------------------------------------------------------
Distributions paid from:
Ordinary income                 $255,638,807    $541,345,754
------------------------------------------------------------
   Total distributions paid     $255,638,807    $541,345,754
============================================================

As of December 31, 2005, the capital loss carryforwards, along with the related expiration dates are as follows:

    2009           2010           TOTAL
------------------------------------------
$219,436,086   $303,185,812   $522,621,898

As of June 30, 2006, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                          $8,285,556,008
------------------------------------------------
Gross unrealized gain                243,694,215
Gross unrealized loss               (331,093,301)
------------------------------------------------
   Net unrealized security loss   $  (87,399,086)
================================================

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to the tax treatment of amortization and other temporary tax adjustments.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2006 are as follows:

    U.S.          NON-U.S.          U.S.          NON-U.S.
 GOVERNMENT      GOVERNMENT      GOVERNMENT      GOVERNMENT
 PURCHASES*       PURCHASES        SALES*          SALES
-------------------------------------------------------------
$346,341,794   $1,013,392,076   $259,694,906   $1,389,077,283

*    Includes U.S. Government sponsored enterprises securities

6. DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statement of Operations and in Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, have available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of .08%. As of June 30, 2006, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended June 30, 2006.

9. CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called "lower-rated debt securities" or "junk bonds") in which the Fund may invest. Some issuers, particularly of high yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. Some of these securities may be those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are guaranteed with respect to the timely payment of interest and principal by the particular Government sponsored enterprise involved, not by the U.S. Government.

The Fund may invest up to 5% of its net assets in structured securities. The Fund typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risk, such as interest rate or currency risk. Structured securities may present additional risks that are different from those associated with a direct investment in fixed-income or equity securities; they may be volatile, less liquid and more difficult to price accurately and subject to additional credit risks. Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index. The Fund that invests in structured securities could lose more than the principal amount invested.

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities which may present market liquidity, currency, political, information, and other risks.

These factors can affect the Fund's performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                      SIX MONTHS ENDED
                                       JUNE 30, 2006                    YEAR ENDED
                                        (UNAUDITED)                 DECEMBER 31, 2005
--------------------------------------------------------------------------------------------
CLASS A SHARES                     SHARES         AMOUNT         SHARES           AMOUNT
--------------------------------------------------------------------------------------------
Shares sold                      36,820,369   $ 288,052,802    103,259,218   $   819,704,525
Reinvestment of distributions    16,824,815     131,400,780     34,107,371       269,758,179
Shares reacquired               (75,267,222)   (588,419,822)  (141,074,199)   (1,115,061,375)
--------------------------------------------------------------------------------------------
Decrease                        (21,622,038)  $(168,966,240)    (3,707,610)  $   (25,598,671)
--------------------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------------------
Shares sold                       4,069,275   $  31,853,561     12,056,362   $    95,866,400
Reinvestment of distributions     3,539,016      27,675,632      7,695,860        60,953,657
Shares reacquired               (24,611,020)   (192,515,798)   (50,763,239)     (402,099,341)
--------------------------------------------------------------------------------------------
Decrease                        (17,002,729)  $(132,986,605)   (31,011,017)  $  (245,279,284)
--------------------------------------------------------------------------------------------
CLASS C SHARES
--------------------------------------------------------------------------------------------
Shares sold                       8,722,395   $  68,329,032     26,173,200   $   208,457,988
Reinvestment of distributions     2,884,027      22,567,458      6,274,518        49,726,801
Shares reacquired               (24,864,941)   (194,845,828)   (57,703,905)     (456,751,182)
--------------------------------------------------------------------------------------------
Decrease                        (13,258,519)  $(103,949,338)   (25,256,187)  $  (198,566,393)
--------------------------------------------------------------------------------------------
CLASS P SHARES
--------------------------------------------------------------------------------------------
Shares sold                       1,945,752   $  15,471,709      7,799,188   $    62,802,730
Reinvestment of distributions       397,883       3,155,456        759,442         6,086,105
Shares reacquired                (6,335,493)    (50,449,007)    (5,169,067)      (41,599,722)
--------------------------------------------------------------------------------------------
Increase (decrease)              (3,991,858)  $ (31,821,842)     3,389,563   $    27,289,113
--------------------------------------------------------------------------------------------
CLASS Y SHARES
--------------------------------------------------------------------------------------------
Shares sold                         628,361   $   4,895,464      2,511,586   $    19,826,590
Reinvestment of distributions     1,313,110      10,222,060      2,463,768        19,427,263
Shares reacquired                  (766,665)     (5,976,636)      (593,696)       (4,676,532)
--------------------------------------------------------------------------------------------
Increase                          1,174,806   $   9,140,888      4,381,658   $    34,577,321
--------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

12. RECENT ACCOUNTING PRONOUNCEMENT

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the twelve month period ended June 30, 2006, are available without charge, upon request, (i) by calling 888-522-2388;
(ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]

This report when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund Prospectus.  Lord Abbett Bond-Debenture Fund, Inc.

    Lord Abbett Mutual Fund shares are
              distributed by                                         LABD-3-0606
       LORD ABBETT DISTRIBUTOR LLC                                       (08/06)

ITEM 2:   CODE OF ETHICS.

          Not applicable.

ITEM 3:   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.

ITEM 4:   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5:   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6:   SCHEDULE OF INVESTMENTS.

          Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8:   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          At the June 22, 2006 meetings of the Nominating and Governance Committees (the "Committee") of the Boards of each of the Lord Abbett Funds, the Committee adopted policies and procedures for the nomination of independent directors/trustees ("Procedures"). The Procedures provide criteria for the nomination of independent directors/trustees, as well as a process for identifying and evaluating candidates. With respect to shareholder recommendations, it is the Committee's policy to consider director/trustee nominations recommended by shareholders using the same criteria the Committee uses in considering potential director/trustee nominations from other sources. The Committee believes that directors/trustees must represent all shareholders and not just a limited set of shareholders. A copy of the Procedures may be found at www.LordAbbett.com.

ITEM 11:  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

     (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12:  EXHIBITS.

     (a)(1) Amendments to Code of Ethics - Not applicable.

     (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

     (a)(3) Not applicable.

     (b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      LORD ABBETT BOND-DEBENTURE FUND, INC.


                                      /s/ Robert S. Dow
                                      ------------------------------------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      ------------------------------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President

Date: August 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                      LORD ABBETT BOND-DEBENTURE FUND, INC.


                                      /s/ Robert S. Dow
                                      ------------------------------------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      ------------------------------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President

Date: August 22, 2006